[GRAPHIC OMITTED]



MFS/RELIASTAR VARIABLE ACCOUNT
SEMI-ANNUAL REPORT
FOR THE PERIOD ENDED
JUNE 30, 1997
(UNAUDITED)





This report has been prepared to provide information to owners of MFS/ReliaStar Variable Account Contracts. If it is used for any other purpose, it must be accompanied or preceded by a current MFS/ReliaStar Variable Account Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for the underlying Funds.



                                                   MFS/RELIASTAR VARIABLE ACCOUNT
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                            June 30, 1997
                                             (In Thousands, Except Share and Unit Data)
                                                            (UNAUDITED)

                                                                                                        MASSACHUSETTS
                                                                                       MASSACHUSETTS      INVESTORS           MFS(R)
                                                        MFS(R)           MFS(R)          INVESTORS      GROWTH STOCK        RESEARCH
                                                    MONEY MARKET       BOND FUND           TRUST            FUND              FUND
ASSETS:                                                 FUND           (CLASS A)         (CLASS A)        (CLASS A)        (CLASS A)
-------
                                                     -----------      -----------       -----------      -----------     -----------
Investments in mutual funds at market value:
MFS(R) Money Market Fund
     2,158,718 shares (cost $2,159).........            $2,159
MFS(R) Bond Fund- Class A
     92,438 shares (cost $1,227)............                              $1,225
Massachusetts Investors Trust- Class A
     129,029 shares (cost $1,706)...........                                               $2,206
Massachusetts Investors Growth Stock Fund- Class A
     150,942 shares (cost $1,634)...........                                                                 $1,902
MFS(R) Research Fund- Class A
     85,110 shares (cost 1,241).............                                                                                  $1,782
MFS(R) Total Return Fund- Class A
     232,494 shares (cost $3,162)...........
MFS(R) Growth Opportunities Fund- Class A
     365,820 shares (cost $4,144)...........
MFS(R) High Income Fund- Class A
     586,492 shares (cost $3,050)...........
MFS(R) World Governments Fund- Class A
     52,293 shares (cost $575)..............
MFS(R) Emerging Growth Fund- Class A
     67,620 shares (cost $1,556)............
                                                   -----------       -----------      -----------       -----------      -----------
Total Assets................................            $2,159            $1,225           $2,206            $1,902           $1,782
                                                    ===========       ==========      ===========        ==========      ===========


LIABILITIES AND
CONTRACT OWNERS' EQUITY:
Due to (from) ReliaStar Life
   Insurance Company for accrued contract
   charges and reserve transfers. ..........                $3                $2              ($4)               $2               $2
Contract Owners' Equity.....................             2,156             1,223            2,210             1,900            1,780
                                                   -----------       -----------      -----------       -----------      -----------
Total Liabilities and Contract Owners' Equity           $2,159            $1,225           $2,206            $1,902           $1,782
                                                   ===========       ===========      ===========       ===========       ==========



          Units Outstanding:................        85,124.671        25,116.668       25,589.396        26,258.244       23,176.672

          Net Asset Value per Unit:
                 Tax Qualified..............        $25.331551        $47.983906       $85.456442        $72.344905       $76.762586
                 Non-Tax Qualified..........        $25.376273        $47.049221       $83.303917        $70.702074       $80.714997


 The accompanying notes are an integral part of the financial statements.



                                     STATEMENT OF ASSETS AND  LIABILITIES, CONTINUED
                                                      (UNAUDITED)



     MFS(R)           MFS(R)            MFS(R)            MFS(R)           MFS(R)
     TOTAL           GROWTH             HIGH              WORLD          EMERGING
    RETURN        OPPORTUNITIES        INCOME          GOVERNMENTS        GROWTH
     FUND             FUND              FUND              FUND             FUND
   (CLASS A)        (CLASS A)         (CLASS A)         (CLASS A)        (CLASS A)           TOTAL

  -----------      -----------       -----------       -----------      -----------       -----------



                                                                                             $2,159


                                                                                              1,225


                                                                                              2,206


                                                                                              1,902


                                                                                              1,782


     $3,736                                                                                   3,736


                       $5,473                                                                 5,473


                                        $3,173                                                3,173


                                                            $544                                544


                                                                            $2,312            2,312
-----------       -----------      -----------       -----------       -----------      -----------
     $3,736            $5,473           $3,173              $544            $2,312          $24,512
===========       ===========      ===========       ===========       ===========      ===========





         $4                $4               $3                $1                $2              $19
      3,732             5,469            3,170               543             2,310           24,493
-----------       -----------      -----------       -----------       -----------      -----------
     $3,736            $5,473           $3,173              $544            $2,312          $24,512
===========       ===========      ===========       ===========       ===========      ===========


 51,721.954        78,201.950       56,702.473        10,695.452        36,550.526      419,138.006


 $72.145631        $68.723930       $55.846040        $48.288698        $63.198919
 $72.338595        $62.592067       $56.382157        $48.319512        $63.198919

    The accompanying notes are an integral part of the financial statements.




             MFS/RELIASTAR VARIABLE ACCOUNT STATEMENT OF OPERATIONS
                     AND CHANGES IN CONTRACT OWNERS' EQUITY
                           (In Thousands of Dollars)
                                   (UNAUDITED)


                                                                             PERIOD ENDED       YEAR ENDED       YEAR ENDED
                                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                               1997              1996              1995
                                                                            -----------       -----------      -----------

Net investment income:
     Reinvested dividend income.....................................              $306            $1,084           $   960
     Reinvested capital gains.......................................                 -             1,012             1,107
     Administrative expenses........................................              (166)             (344)             (350)
                                                                           -----------       -----------       -----------

           Net investment income and  capital gains.................               140             1,752             1,717
                                                                           -----------       -----------       -----------
Realized and unrealized gains:
      Net realized gains on redemption of fund shares...............               384               748               388
      Increase in unrealized appreciation
          of investments............................................             1,890               484             2,731
                                                                           -----------       -----------       -----------
          Net realized and unrealized gains ........................             2,274             1,232             3,119
                                                                           -----------       -----------       -----------
             Net additions from operations..........................             2,414             2,984             4,836
                                                                           -----------       -----------       -----------
Contract Owners' transactions:
      Net purchase payments.........................................               223               325               339
      Surrenders....................................................            (1,027)           (3,840)           (4,519)
      Annuity payments..............................................               (11)             (222)             (283)
      Transfers to required reserves................................                 2                 3                 -
                                                                           -----------       -----------       -----------
          Net reductions for Contract Owners' transactions..........              (813)           (3,734)           (4,463)
                                                                           -----------       -----------       -----------
             Net additions (reductions) for the period..............             1,601              (750)              373

Contract Owners' Equity, beginning of the year......................            22,892            23,642            23,269
                                                                           -----------       -----------       -----------
Contract Owners' Equity, end of the period..........................           $24,493           $22,892           $23,642
                                                                           ===========       ===========       ===========

     The accompanying notes are integral part of the financial statements.



                         MFS/RELIASTAR VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

RGANIZATION AND CONTRACTS:
MFS/ReliaStar Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp. (formerly The NWNL Companies, Inc.). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Purchase payments received under the contracts are allocated to Sub-Accounts of the Account, each of which invested in one of the following Funds during the year.

              MFS(R)  Money Market Fund (Class A)
              MFS(R)  Bond Fund (Class A)
              Massachusetts Investors Trust (Class A)
              Massachusetts Investors Growth Stock Fund (Class A)
              MFS(R)  Research Fund (Class A)
              MFS(R)   Total Return Fund (Class A)
              MFS(R)   Growth Opportunities Fund (Class A)
              MFS(R)   High Income Fund (Class A)
              MFS(R)   World Governments Fund (Class A)
              MFS(R)   Emerging Growth Fund (Class A)

SECURITIES VALUATION TRANSACTIONS:
The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs.

VARIABLE ANNUITY RESERVES:
The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, are offset by transfers to, or from, ReliaStar Life.

2.   FEDERAL INCOME TAXES:

The MFS/ReliaStar Variable Account has not provided for income taxes because in 1981 the Internal Revenue Service issued Revenue Ruling 81-225, which holds, in part, that for certain types of variable annuity contracts, the Contract Owner is considered the owner of the underlying mutual fund shares for federal income tax purposes and any earnings and/or gains from the shares are included in the gross income of the Contract Owner. The Ruling requires that all long-term realized gains or losses on nontax qualified accounts be reported to the Contract Owners.

3.   CONTRACT CHARGES:

No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, ReliaStar Life will deduct from the contract value a surrender charge as set forth in the contract.

Charges by ReliaStar Life on the contracts include: (a) an annual administrative charge of $30 from each contract on the anniversary date or at the time of surrender if other than the anniversary date and (b) a charge for mortality and expense risk assumed by ReliaStar Life.

Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.


                                                   MFS/RELIASTAR VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                            (UNAUDITED)

4.   INVESTMENTS:
The net realized gains (losses) on redemptions of fund shares for the period ended June 30, 1997 and the years ended December 31, 1996 and 1995 were as follows, (in thousands):



                                                            TOTAL                                   MFS(R) MONEY MARKET FUND
                                     ------------------------------------------------  -------------------------------------------
                                      PERIOD ENDED       YEAR ENDED        YEAR ENDED  PERIOD ENDED       YEAR ENDED   YEAR ENDED
                                        JUNE 30,          DEC. 31,          DEC. 31,     JUNE 30,          DEC. 31,     DEC. 31,
                                          1997              1996              1995         1997              1996         1995
                                       ------------      ------------     ------------  ------------     ------------  ------------

     Proceeds from redemptions...            $3,457            $9,959           $6,671        $1,101           $3,205        $2,050
     Cost........................             3,073             9,211            6,283         1,101            3,205         2,050
                                       ------------      ------------     ------------  ------------     ------------  ------------
     Net realized gains (losses) on
        redemptions of fund shares             $384              $748             $388            $-               $-            $-
                                        ===========      ============     ============   ===========      ===========   ===========



                                                   MASSACHUSETTS INVESTORS
                                                      GROWTH STOCK FUND                               MFS(R) RESEARCH FUND
                                                          (CLASS A)                                        (CLASS A)
                                     ------------------------------------------------  -------------------------------------------

                                      PERIOD ENDED       YEAR ENDED        YEAR ENDED  PERIOD ENDED       YEAR ENDED  YEAR ENDED
                                        JUNE 30,          DEC. 31,          DEC. 31,     JUNE 30,          DEC. 31,    DEC. 31,
                                          1997              1996              1995         1997              1996        1995
                                       ------------      ------------     ------------  ------------     ------------ ------------

     Proceeds from redemptions...               $96              $261             $290          $198             $408         $503
     Cost........................                98               229              244           132              280          395
                                       ------------      ------------     ------------  ------------     ------------ ------------
     Net realized (losses) gains on
        redemptions of fund shares              ($2)              $32              $46           $66             $128        $108
                                        ===========      ============     ============   ===========      ===========   ===========



                                                                                                          MFS(R) WORLD
                                                    MFS(R) HIGH INCOME FUND                              GOVERNMENTS FUND
                                                          (CLASS A)                                        (CLASS A)
                                            ------------------------------------------ --------------------------------------------

                                      PERIOD ENDED       YEAR ENDED        YEAR ENDED  PERIOD ENDED       YEAR ENDED   YEAR ENDED
                                        JUNE 30,          DEC. 31,          DEC. 31,     JUNE 30,          DEC. 31,     DEC. 31,
                                          1997              1996              1995         1997              1996         1995
                                       ------------      ------------     ------------  ------------     ------------  ------------

     Proceeds from redemptions...              $705            $2,911             $913           $78             $119          $220
     Cost........................               637             2,758              959            90              124           227
                                       ------------      ------------     ------------  ------------     ------------  ------------
     Net realized gains (losses) on
        redemptions of fund shares              $68              $153             ($46)         ($12)             ($5)          ($7)
                                        ===========      ============     ============   ===========      ===========   ===========



                                                      MFS/RELIASTAR VARIABLE ACCOUNT
                                                 NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                (UNAUDITED)







                               MFS(R) BOND FUND                                       MASSACHUSETTS INVESTORS TRUST
                                    (CLASS A)                                                  (CLASS A)
         -----------------------------------------------------------------------     ------------------------------------
              PERIOD ENDED       YEAR ENDED       YEAR ENDED       PERIOD ENDED       YEAR ENDED       YEAR ENDED
                JUNE 30,          DEC. 31,         DEC. 31,          JUNE 30,          DEC. 31,         DEC. 31,
                  1997              1996             1995              1997              1996             1995
               ------------     ------------      ------------      ------------     ------------      ------------

                        $80             $465              $276              $238             $378              $190
                         86              492               292               206              357               220
               ------------     ------------      ------------       -----------     ------------      ------------

                        ($6)            ($27)             ($16)              $32              $21              ($30)
                ===========      ============     ============       ===========      ===========       ===========





                                                                                          MFS(R) GROWTH
                             MFS(R) TOTAL RETURN FUND                                     OPPORTUNITIES FUND
                                  (CLASS A)                                               (CLASS A)
          ----------------------------------------------------------------------   -------------------------------------
              PERIOD ENDED       YEAR ENDED       YEAR ENDED       PERIOD ENDED       YEAR ENDED       YEAR ENDED
                JUNE 30,          DEC. 31,         DEC. 31,          JUNE 30,          DEC. 31,         DEC. 31,
                  1997              1996             1995              1997              1996             1995
               ------------     ------------      ------------      ------------     ------------      ------------

                       $264             $875            $1,025              $416             $811              $924
                        216              707               844               354              694               790
               ------------     ------------      ------------      ------------     ------------      ------------

                        $48             $168              $181               $62             $117              $134
                ===========      ============     ============       ===========      ===========       ===========




                                  MFS(R) EMERGING
                                   GROWTH FUND
                                  (CLASS A)
                         ----------------------------

              PERIOD ENDED       YEAR ENDED       YEAR ENDED
                JUNE 30,          DEC. 31,         DEC. 31,
                  1997              1996             1995
               ------------     ------------      ------------

                       $281             $526              $280
                        153              365               262
               ------------     ------------      ------------

                       $128             $161            $   18
                ===========      ============     ============






                                                   MFS/RELIASTAR VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                            (UNAUDITED)


5.   CONTRACT OWNERS' TRANSACTIONS:
Unit transactions in each Sub-Account during the period ended June 30, 1997 and the years ended December 31, 1996 and 1995, were as follows:



                                                                                                     MFS(R) BOND
                                                            MFS(R) MONEY                                 FUND
                                                            MARKET FUND                              (CLASS A)
                                              ------------------------------------------ -----------------------------------
                                              PERIOD ENDED  YEAR ENDED   YEAR ENDED   PERIOD ENDED  YEAR ENDED   YEAR ENDED
                                                JUNE 30,     DEC. 31,     DEC. 31,      JUNE 30,     DEC. 31,     DEC. 31,
                                                  1997         1996         1995          1997         1996         1995
                                               -----------   ----------   ----------  -----------   ----------   ----------

     Units outstanding, beginning of the year   87,276.593  112,836.517  167,242.251   26,481.055   35,793.566   40,693.896
     Units purchased....................         1,078.031    1,714.479    2,492.450      132.202      333.249      446.925
     Units redeemed.....................        (1,775.931) (39,944.861) (60,956.726)  (1,421.614)  (7,278.223)  (5,794.078)
     Units transferred between Sub-Accounts     (1,454.022)  12,670.458    4,058.542      (74.975)  (2,367.537)     446.823
                                                ----------   ----------   ----------   ----------   ----------   ----------

     Units outstanding, end of the period       85,124.671   87,276.593  112,836.517   25,116.668   26,481.055   35,793.566
                                                ==========   ==========  ===========   ==========   ==========   ==========


                                                                                                    MFS(R) GROWTH
                                                            MFS(R) TOTAL                             OPPORTUNITIES
                                                            RETURN FUND                                FUND
                                                             (CLASS A)                               (CLASS A)
                                                 -----------------------------------    -----------------------------------

                                              PERIOD ENDED  YEAR ENDED   YEAR ENDED   PERIOD ENDED  YEAR ENDED   YEAR ENDED
                                                JUNE 30,     DEC. 31,     DEC. 31,      JUNE 30,     DEC. 31,     DEC. 31,
                                                  1997         1996         1995          1997         1996         1995
                                               -----------   ----------   ----------   ----------   ----------   ----------

     Units outstanding, beginning of the year   53,970.445   62,014.906   81,547.990   83,303.295   94,889.785  111,725.962
     Units purchased....................           323.314      981.031    1,366.667      763.457      921.683    1,166.607
     Units redeemed.....................        (3,193.498)  (8,907.383) (15,678.477)  (5,398.770) (12,320.088) (18,109.828)
     Units transferred between Sub-Accounts        621.693     (118.109)  (5,221.274)    (466.032)    (188.085)     107.044
                                                ----------   ----------   ----------   ----------   ----------   ----------

     Units outstanding, end of the period       51,721.954   53,970.445   62,014.906   78,201.950   83,303.295   94,889.785
                                                ==========   ==========   ==========   ==========   ==========   ==========




                                                        MASSACHUSETTS
                   MASSACHUSETTS                        INVESTORS GROWTH                          MFS(R) RESEARCH
                  INVESTORS TRUST                          STOCK FUND                                 FUND
                   (CLASS A)                              (CLASS A)                               (CLASS A)
       ---------------------------------       ---------------------------------      ---------------------------------

   PERIOD ENDED   YEAR ENDED   YEAR ENDED  PERIOD ENDED  YEAR ENDED   YEAR ENDED  PERIOD ENDED   YEAR ENDED   YEAR ENDED
     JUNE 30,      DEC. 31,     DEC. 31,     JUNE 30,     DEC. 31,     DEC. 31,     JUNE 30,      DEC. 31,     DEC. 31,
       1997          1996         1995         1997         1996         1995         1997          1996         1995
     ----------   ----------   ----------   ----------    ----------   ----------   ----------   ----------   ----------

     23,704.557   23,606.537   24,462.931   24,977.210    28,462.862   34,032.392   25,319.660   27,105.758   35,069.784
        177.235      611.033      697.792      225.283       527.008      695.880      180.668      477.002      345.673
       (637.785)  (2,344.275)  (2,385.827)  (1,191.143)   (3,620.898)  (5,171.989)    (721.793)  (3,197.116)  (6,975.455)
      2,345.389    1,831.262      831.641    2,246.894      (391.762)  (1,093.421)  (1,601.863)     934.016   (1,334.244)
     ----------   ----------   ----------   ----------    ----------   ----------   ----------   ----------   ----------

     25,589.396   23,704.557   23,606.537   26,258.244    24,977.210   28,462.862   23,176.672   25,319.660   27,105.758
     ==========   ==========   ==========   ==========    ==========   ==========   ==========   ==========   ==========



                                                          MFS(R) WORLD                        MFS(R) EMERGING
                  MFS(R) HIGH                             GOVERNMENTS                              GROWTH
                  INCOME FUND                               FUND                                    FUND
                   (CLASS A)                              (CLASS A)                               (CLASS A)
        ---------------------------------       ---------------------------------      ---------------------------------

   PERIOD ENDED   YEAR ENDED   YEAR ENDED  PERIOD ENDED  YEAR ENDED   YEAR ENDED  PERIOD ENDED   YEAR ENDED   YEAR ENDED
     JUNE 30,      DEC. 31,     DEC. 31,     JUNE 30,     DEC. 31,     DEC. 31,     JUNE 30,      DEC. 31,     DEC. 31,
       1997          1996         1995         1997         1996         1995         1997          1996         1995
     ----------   ----------   ----------   ----------    ----------   ----------   ----------   ----------   ----------

     58,384.552   83,394.363   95,772.845    11,718.690   13,675.919   15,677.993   39,549.272   39,184.416   39,191.298
        147.649      350.936      343.909       17.621        41.025      128.349    1,146.172      790.647    1,016.229
     (1,436.995) (20,536.707) (16,544.601)    (629.969)   (1,394.653)  (1,615.579)  (2,975.921)  (1,734.993)  (1,275.193)
       (392.733)  (4,824.040)   3,822.210     (410.890)     (603.601)    (514.844)  (1,168.997)   1,309.202      252.082
     ----------   ----------   ----------   ----------    ----------   ----------   ----------   ----------   ----------

     56,702.473   58,384.552   83,394.363   10,695.452    11,718.690   13,675.919   36,550.526   39,549.272   39,184.416
     ==========   ==========   ==========   ==========    ==========   ==========   ==========   ==========   ==========






                                                   MFS/RELIASTAR VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                             (UNAUDITED)


6.   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY.
Operations and changes in Contract Owners' equity for the period ended June 30, 1997 were as follows, (in thousands):


                                                                                                                       MASSACHUSETTS
                                                                                                      MASSACHUSETTS      INVESTORS
                                                                        MFS(R)           MFS(R)         INVESTORS      GROWTH STOCK
                                                                    MONEY MARKET       BOND FUND          TRUST            FUND
                                                      TOTAL             FUND           (CLASS A)        (CLASS A)        (CLASS A)
                                                   -----------       -----------      -----------      -----------      -----------
Net investment income:
      Reinvested dividend income............              $306               $53              $43              $12               $-
      Reinvested capital gains..............                 -                 -                -                -                -
      Administrative expenses...............              (166)              (17)              (9)             (13)             (12)
                                                   -----------       -----------      -----------      -----------      -----------
           Net investment income
           and capital gains (losses).......               140                36               34               (1)             (12)
                                                   -----------       -----------      -----------      -----------      -----------
Realized and unrealized gains (losses):
      Net realized gains (losses) on redemptions
           of fund shares...................               384                 -               (6)              32               (2)
      Increase (decrease) in unrealized
          appreciation of investments.......             1,890                 -                8              298              393
                                                   -----------       -----------      -----------      -----------      -----------
          Net realized and
          unrealized gains (losses).........             2,274                 -                2              330              391
                                                   -----------       -----------      -----------      -----------      -----------
                Net additions from operations            2,414                36               36              329              379
                                                   -----------       -----------      -----------      -----------      -----------
Contract Owners' transactions:
      Net purchase payments.................               223                26                6               16               15
      Surrenders............................            (1,027)              (42)             (66)             (50)             (75)
      Transfers between Sub-Accounts........                 -               (38)              (4)             186              141
      Annuity payments.....................                (11)                -               (1)              (2)               -
      Transfers from required reserves......                 2                 -                -                1                -
                                                   -----------       -----------      -----------      -----------      -----------
          Net (reductions) additions for
             Contract Owners' transactions..              (813)              (54)             (65)             151               81
                                                   -----------       -----------      -----------      -----------      -----------
              Net (reductions) additions for the period  1,601               (18)             (29)             480              460

Contract Owners' Equity, beginning of the year          22,892             2,174            1,252            1,730            1,440
                                                   -----------       -----------      -----------      -----------      -----------
Contract Owners' Equity, end of the period..           $24,493            $2,156           $1,223           $2,210           $1,900
                                                  ============      ============      ===========      ===========      ===========




                                                                    MFS/RELIASTAR VARIABLE ACCOUNT
                                                               NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                             (UNAUDITED)






                                                              MFS(R)                             MFS(R)
                           MFS(R)           MFS(R)          GROWTH             MFS(R)            WORLD            MFS(R)
                         RESEARCH       TOTAL RETURN      OPPORTUNITIES     HIGH INCOME       GOVERNMENTS       EMERGING
                           FUND             FUND              FUND             FUND              FUND          GROWTH FUND
                         (CLASS A)        (CLASS A)         (CLASS A)        (CLASS A)         (CLASS A)        (CLASS A)
                        -----------      -----------       -----------      -----------       -----------      -----------
                                $-               $68               $-              $130                $-               $-
                                 -                 -                -                 -                 -                -
                               (12)              (25)             (37)              (21)               (4)             (16)
                       -----------       -----------      -----------       -----------       -----------      -----------

                               (12)               43              (37)              109                (4)             (16)
                       -----------       -----------      -----------       -----------       -----------      -----------


                                66                48               62                68               (12)             128

                               142               253              684               (20)               (2)             134
                       -----------       -----------      -----------       -----------       -----------      -----------

                               208               301              746                48               (14)             262
                       -----------       -----------      -----------       -----------       -----------      -----------
                               196               344              709               157               (18)             246
                       -----------       -----------      -----------       -----------       -----------      -----------

                                13                22               48                 9                 1               67
                               (51)             (181)            (338)              (76)              (25)            (123)
                              (109)                8              (28)              (23)              (25)            (108)
                                 -                 -               (6)                -                (2)               -
                                 -                 -                1                 -                 -                -
                       -----------       -----------      -----------       -----------       -----------      -----------

                              (147)             (151)            (323)              (90)              (51)            (164)
                       -----------       -----------      -----------       -----------       -----------      -----------
                                49               193              386                67               (69)              82

                             1,731             3,539            5,083             3,103               612            2,228
                       -----------       -----------      -----------       -----------       -----------      -----------
                            $1,780            $3,732           $5,469            $3,170              $543           $2,310
                       ===========      ============     ============       ===========       ===========      ===========




MFS/RELIASTAR VARIABLE ACCOUNT
20 WASHINGTON AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55401
(612) 372-5507


38776j
(Select I)